Related Party Transactions And Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions And Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

13. RELATED PARTY TRANSACTIONS AND BALANCES

Related Parties of Ku6 Media Co., Ltd. (both pre- and post-2010 Reorganization)

Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Wholly owned affiliate of Shanda
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd.	Wholly owned affiliate of Shanda

Post-2010 Reorganization Related Party Activity

Following the Reorga2010 Reorganization, the Company provides advertising business to and receives promotional services from companies under common control by Shanda. Accordingly, certain revenues from the sale of advertising business to sister entities, and related costs of revenue, are separately classified in the consolidated statement of operations and comprehensive loss.

Pre-2010 Reorganization Related Party Activity

As a result of the acquisition of Huayi Music, Hurray! Freeland Digital Music Technology Co., Ltd. (“Freeland Music”) and New Run, which were disposed in August 2010 and presented in discontinued operations (Note 2(1)), the Company agreed to use the existing distribution and CD manufacturing operations, where appropriate, owned by the other shareholders, or their related parties, of these music companies. In addition, these parties were able to use the music or artists of these companies and made royalty and other payments to Huayi Music, Freeland Music or New Run. These agreements were for durations of one year but were extendable by the mutual agreement of both parties.

Annual Related Party Activity

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions occurring during the annual periods were as follows.

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Related party transactions in discontinued operations:
Consulting, production and marketing service fee from Huayi Brothers Times Culture Broker Co., Ltd.	281,580	—	—
CD distribution revenue from Beijing Century Freeland Film Media Co., Ltd.	52,248	—	—

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	279,341	701,732	8,076,155
Promotion service fee paid to companies under common control by Shanda	—	376,302	379,465
Loan payable to Shanda Computer (Shanghai) Co., Ltd.	—	1,565,290	—
Loan payable to Shanghai Shulong Computer Technology Co., Ltd.	—	—	6,832,012
Loan payable to Shanghai Shulong Technology Co., Ltd.	—	3,030,711	6,503,884
Loan repayment to Shanghai Shulong Technology Co., Ltd.	—	—	3,189,527
Loan receivable from Shanda Games Limited	—	3,200,000	14,108,019
Convertible Bond issued to Shanda Media (Note 1)	—	—	50,000,000
Convertible Bond redeemed from Shanda Media (Note 1)	—	—	50,000,000
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	—	—	375,000
Interest expense for loan from companies under common control by Shanda	—	—	688,952

The Company entered into a cooperative agreement with Shengyue, a wholly owned subsidiary of Shanda, in 2011. Under this agreement, Shengyue was appointed as Ku6’s primary agency to secure advertisements from various advertisers. Ku6 will provide advertising space (i.e. headlines, banners, short video, etc) to Shengyue on its online video portal. This cooperative agreement covers a period of 1 year and 9 months commencing April 1, 2011. During the testing period from April 1, 2011 to June 30, 2011, Shengyue did not guarantee a minimum revenue stream to Ku6, nor is Ku6 obligated for any commission fee. Following the testing period, the “commission free period” ran from July 1, 2011 to December 31, 2011; during this period Shengyue guaranteed a minimum advertising revenue for each fiscal quarter to Ku6, however, the commission fee was waived in this period. Commencing January 1, 2012, in addition to the guaranteed minimum revenue, Ku6 is obligated for commission fees to Shengyue based on certain tiered percentages which gradually increase with additional incremental tiers (layers) advertising revenue volume.

Year-End Related Party Balances

At December 31, 2010 and December 31, 2011, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section, except for the payable for licensed video copyrights amounting to $1,664,570 due to a related party at December 31, 2010.

Accounts receivable balances due from related parties are mainly as follows:

	December 31, 2010	December 31, 2011
Shanghai Shengyue Advertising Co., Ltd.	—	2,649,385
Chengdu Jisheng Technology Co., Ltd.	219,697	—
Other companies under common control by Shanda	106,060	90,794

	325,757	2,740,179

Other balances with related parties are mainly as follows:

	December 31, 2010	December 31, 2011
Other receivables due from related parties
Shanda Games Limited	3,200,000	17,308,019
Hurray! Media Co., Ltd.	1,246,641	1,246,641
Seed Music Group Limited	980,000	980,000
Other companies under common control by Shanda	105,607	4,609

	5,532,248	19,539,269

In December 2010, Ku6 Media Co., Ltd. provided a $3.2 million unsecured loan to Shanda Games Limited, a company controlled by Shanda Interactive, which carried an interest rate of 0.6% per year and was originally due in July 2011. In January 2011, Ku6 Media Co., Ltd. provided another $6.7 million unsecured loan to Shanda Games Limited, which carried an interest rate of 0.6% per year and was originally due in July 2011. The terms of these loans are in the process of being extended. In June 2011, Ku6 Media Co., Ltd. provided a further $7.3 million unsecured loan to Shanda Games Limited, which carries an interest rate of 1.37% per year and is due in May 2012.

All amounts due from related parties are non-interest bearing, unsecured and receivable on demand except for the receivables due from Shanda Games Limited described above with an annual interest rate of 0.6%.

	December 31, 2010	December 31, 2011
Other payables due to related parties
Shanghai Shulong Computer Technology Co., Ltd	—	6,832,012
Shanghai Shulong Technology Co. Ltd	3,030,711	6,345,068
Shanda Computer (Shanghai) Co., Ltd.	3,030,300	—
Hurray! Solutions Ltd.	1,586,899	—
Other related parties	128,788	375,000

	7,776,698	13,552,080

In June 2011, Ku6 Information Technology borrowed $6.8 million on an unsecured basis from Shanghai Shulong Computer Technology Co., Ltd., pursuant to an entrusted loan agreement. This loan carries an interest rate of 6.31% per year and is due in June 2012.

In December 2010, Ku6 Information Technology borrowed $3.0 million on an unsecured basis from Shanghai Shulong Technology Co., Ltd., a company controlled by Shanda Interactive, pursuant to an entrusted loan agreement. This loan carried an interest rate of 5.05% per year and was originally due in June 2011. The term of the loan was subsequently extended to December 2011 and the interest rate was revised to 5.68%. This loan was fully repaid in December 2011.

In February 2011, Ku6 Information Technology borrowed $6.4 million on an unsecured basis from Shanghai Shulong Technology Co., Ltd., pursuant to an entrusted loan agreement. This loan carried an interest rate of 5.05% per year and was originally due in August 2011. Ku6 Information Technology repaid $39,721 in 2011 and the term of the loan with respect to the remaining amount of $6.3 million was subsequently extended to February 2012. The interest rate was revised to 6.71% per year. In February 2012, $3.1 million was repaid. The term of the loan with respect to the remaining amount of $3.2 million was extended to August 2012 and the interest rate remained at 6.71% per year.

Amounts due to related parties are non-interest bearing, unsecured, and payable on demand (except as mentioned in the preceding paragraphs for specific borrowings) with interest rates ranging from 5.05% to 6.71%.

The payables to Hurray! Solutions Ltd. and other related parties amounting to $1,719,927 were waived and recorded as additional paid-in capital in 2011 as part of common control transactions involving parent Shanda.